Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Share-Based Compensation

14. Share-Based Compensation

The Company adopted a share-based compensation plan (the “Plan”) under which 1,151,015 RSUs are outstanding. Each vested Restricted Stock Unit represents the right to receive one Class A Common Share. Under the Plan, RSUs with service-based conditions may be granted to directors, officers, employees, and non-employees. RSUs were granted to employees of both the Company and FCG. However, FCG fully reimburses FBG for the compensation cost associated with these grants. As such, expenses related to the RSUs granted to employees of FCG do not represent a purchase of services or contribution to FCG.

The RSUs do not provide the grantee with an option to choose settlement in cash or stock. The holder of the RSU shall not be, nor have any of the rights or privileges of, a shareholder of the Company, including, without limitation, voting rights and rights to dividends, in respect to the RSUs and any shares underlying the RSUs and deliverable under the Plan unless and until such shares shall have been issued by the Company and held of record by such holder. A summary of the Plan’s RSUs award activity is as follows:

Restricted Stock Units
Nonvested at January 1, 2024	1,127,196
Granted	61,049
Forfeited	37,230
Vested	—
Nonvested at September 30, 2024	1,151,015
Vested at September 30, 2024	—

The RSUs under the Plan will vest over a five-year period following the one-year anniversary of the date of grant. The grant dates of RSUs associated with the Plan is December 21, 2023, May 21, 2024, and June 25, 2024. The fair value of these RSUs is estimated based on the fair value of the Company’s common stock on the date of grant using the closing price on the day of grant. A summary of the Plan’s RSUs vesting schedule is as follows:

Vesting Date for RSUs granted on December 21, 2023	RSU Vested (% of total)
December 21, 2024	15.0%
December 21, 2025	17.5%
December 21, 2026	20.0%
December 21, 2027	22.5%
December 21, 2028	25.0%
Vesting Date for RSUs granted on May 21, 2024	RSU Vested (% of total)
May 21, 2025	15.0%
May 21, 2026	17.5%
May 21, 2027	20.0%
May 21, 2028	22.5%
May 21, 2029	25.0%
Vesting Date for RSUs granted on June 25, 2024	RSU Vested (% of total)
June 25, 2025	15.0%
June 25, 2026	17.5%
June 25, 2027	20.0%
June 25, 2028	22.5%
June 25, 2029	25.0%

The Company elected the straight-line attribution method to account for the compensation cost over the five-year requisite service period for the entire award, as long as the participant continues to provide service to the Company. Forfeitures are accounted for at the time the forfeiture occurs.

The Company recognized stock-based compensation expense of $0.4 million and $1.1 million for the three and nine months ended September 30, 2024, which is included within selling, general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive income (loss). The $0.6 million and $0.2 million compensation cost for RSU’s granted to FCG employees for the three and nine months ended September 30, 2024, are recognized as a receivable from FCG and do not impact the Company’s unaudited condensed consolidated statements of operations and comprehensive income (loss).

21.    Share-Based Compensation

The Company adopted a share-based compensation plan (the “Plan”) under which 1,127,196 restricted stock units (“Restricted Stock Units” or “RSUs”) are registered. Each vested Restricted Stock Unit represents the right to receive one Class A Common Share. Under the Plan, RSUs with service based conditions may be granted to directors, officers, employees, and non-employees. RSUs were granted to employees of both the Company and FCG. However, FCG will fully reimburse FBG for the compensation cost associated with these grants. As such, expenses related to the RSUs granted to employees of FCG do not represent a purchase of services or contribution to FCG.

The RSUs do not provide the grantee with an option to choose settlement in cash or stock. The holder of the RSU shall not be, nor have any of the rights or privileges of, a shareholder of the Company, including, without limitation, voting rights and rights to dividends, in respect to the RSUs and any shares underlying the RSUs and deliverable under the Plan unless and until such shares shall have been issued by the Company and held of record by such holder. A summary of the Plan’s RSUs award activity is as follows:

Restricted Stock Units
Nonvested at January 1, 2023	—
Granted	1,127,196
Forfeited	—
Vested	—
Expired	—
Nonvested at December 31, 2023	1,127,196
Vested at December 31, 2023	—

The RSUs under the Plan will vest over a five-year period following the one-year anniversary of the date of grant. The grant date of all RSUs associated with the Plan is December 21, 2023. The fair value of these RSUs is estimated based on the fair value of the Company’s common stock on the date of grant using the closing price on the day of grant. A summary of the Plan’s RSUs vesting schedule is as follows:

Vesting Date	RSU Vested (% of total)
December 1, 2024	15%
December 1, 2025	17.5%
December 1, 2026	20%
December 1, 2027	22.5%
December 1, 2028	25%

The Company elected the straight-line attribution method to account for the compensation cost over the five-year requisite service period for the entire award, as long as the participant continues to provide service to the Company. Forfeitures are accounted for at the time the forfeiture occurs.

The Company recognized stock-based compensation expense of less than $0.1 million for the year ended December 31, 2023, which is included within selling, general and administrative expenses in the consolidated statements of operations and comprehensive loss. The compensation cost for RSU’s granted to FCG employees is recognized as a receivable from FCG and does not impact the Company’s consolidated statements of operations and comprehensive loss.